Segment Information - Net Revenues by Product Segment and by Product Line (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net revenues	$ 12,761	$ 10,219	$ 9,556
Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	12,739	10,206	9,543
ADG [Member] | Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	4,350	3,284	3,606
AMS [Member] | Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	4,623	3,892	3,299
MDG [Member] | Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	3,766	3,030	2,638
Others [Member]
Segment Reporting Information [Line Items]
Net revenues	$ 22	$ 13	$ 13